UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 16, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     1904165


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Abbott Laboratories            COM              002824100    55309  1172050 SH        SOLE                 1021750            150300
ADC Telecommunications         COM              000886101     3400   400000 SH        DEFINED 01            400000
ADC Telecommunications         COM              000886101    23183  2727400 SH        SOLE                 2386500            340900
American International Group,  COM              026874107   118763  1475313 SH        SOLE                 1286114            189199
American International Group,  COM              026874107     7360    91430 SH        DEFINED 01             91430
American Standard Companies In COM              029712106    64457  1091200 SH        SOLE                  954400            136800
American Standard Companies In COM              029712106     5907   100000 SH        DEFINED 01            100000
Apogent Technologies Inc.      COM              03760A101    26506  1309600 SH        SOLE                 1174600            135000
Apogent Technologies Inc.      COM              03760A101     3087   152500 SH        DEFINED 01            152500
Baker Hughes Inc.              COM              057224107    16009   440900 SH        SOLE                  386300             54600
Bristol Myers Squibb Co.       COM              110122108    38283   644500 SH        SOLE                  564100             80400
Brunswick Corp.                COM              117043109    41884  2133650 SH        SOLE                 1860150            273500
Cablevision Systems Cl A       COM              12686C109    25210   358300 SH        SOLE                  313400             44900
Canadian Natl Ry Co.           COM              136375102    39286  1042900 SH        SOLE                 1029100             13800
Citigroup Inc.                 COM              172967101    93409  2076682 SH        SOLE                 1816957            259725
Citigroup Inc.                 COM              172967101     8996   200000 SH        DEFINED 01            200000
Cooper Cameron Corp.           COM              216640102    48311   894646 SH        SOLE                  778546            116100
Dow Chemical                   COM              260543103    28820   912900 SH        SOLE                  798400            114500
Eastman Chemical Company       COM              277432100    52560  1067850 SH        SOLE                  942350            125500
Eaton Corp.                    COM              278058102    37894   553200 SH        SOLE                  481000             72200
El Paso Corp.                  COM              28336L109    74266  1137300 SH        SOLE                  955400            181900
Fox Entertainment Group Inc.   COM              35138t107    35676  1820200 SH        SOLE                 1569100            251100
Fox Entertainment Group Inc.   COM              35138t107     3920   200000 SH        DEFINED 01            200000
General Mtrs Corp Cl H         COM              370442832    20201  1035950 SH        SOLE                  903950            132000
Goldman Sachs Group Inc.       COM              38141G104    70225   825200 SH        SOLE                  719400            105800
Household Intl Inc.            COM              441815107   119766  2021712 SH        SOLE                 1732112            289600
Household Intl Inc.            COM              441815107     5924   100000 SH        DEFINED 01            100000
Illinois Tool Works            COM              452308109    74983  1319200 SH        SOLE                 1154300            164900
Illinois Tool Works            COM              452308109     5684   100000 SH        DEFINED 01            100000
Ingersoll-Rand Co.             COM              456866102    25045   630700 SH        SOLE                  550300             80400
Investor AB - B SHS            COM              004469630     4834   400000 SH        DEFINED 01            400000
Johnson & Johnson              COM              478160104     8747   100000 SH        DEFINED 01            100000
Koninklijke Philips Electronic COM              500472303    53465  2002433 SH        SOLE                 1744815            257618
McLeod USA Inc. Cl A           COM              582266102    13318  1533000 SH        SOLE                 1336400            196600
McLeod USA Inc. Cl A           COM              582266102     1737   200000 SH        DEFINED 01            200000
Minnesota Mining & Mfg         COM              604059105    73935   711600 SH        SOLE                  621900             89700
Minnesota Mining & Mfg         COM              604059105    10390   100000 SH        DEFINED 01            100000
Motorola Inc.                  COM              620076109    29882  2095500 SH        SOLE                 1835400            260100
Motorola Inc.                  COM              620076109     1426   100000 SH        DEFINED 01            100000
Primedia Inc.                  COM              74157K101     2189   347500 SH        SOLE                  342400              5100
Procter & Gamble Co.           COM              742718109   100648  1607800 SH        SOLE                 1397500            210300
Procter & Gamble Co.           COM              742718109     9390   150000 SH        DEFINED 01            150000
Rainbow Media Group            COM              12686C844     4658   179150 SH        SOLE                  156700             22450
Schlumberger Ltd.              COM              806857108    28526   495150 SH        SOLE                  431850             63300
SPX Corp.                      COM              784635104    42621   469600 SH        SOLE                  411600             58000
Stilwell Financial Inc.        COM              860831106    38307  1428300 SH        SOLE                 1248900            179400
Stilwell Financial Inc.        COM              860831106     4034   150400 SH        DEFINED 01            150400
Tyco Intl Ltd.                 COM              902124106    59006  1364930 SH        SOLE                 1189830            175100
Univision Communications - A   COM              914906102     7632   200000 SH        DEFINED 01            200000
Viacom Inc Cl B                COM              925524308    54992  1250664 SH        SOLE                 1121464            129200
Walt Disney Co.                COM              254687106    49098  1716700 SH        SOLE                 1503000            213700
Walt Disney Co.                COM              254687106     5720   200000 SH        DEFINED 01            200000
Wells Fargo & Co.              COM              949746101    39675   802000 SH        SOLE                  689200            112800
Wells Fargo & Co.              COM              949746101     4947   100000 SH        DEFINED 01            100000
Worldcom Inc.                  COM              98157D106    36268  1940748 SH        SOLE                 1681186            259562
Worldcom Inc.                  COM              98157D106     3737   200000 SH        DEFINED 01            200000
York Intl Corp New             COM              986670107     1567    56600 SH        DEFINED 01             56600
York Intl Corp New             COM              986670107    39092  1412275 SH        SOLE                 1228650            183625